CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (3,698)	$ (3,262)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	9	9
Amortization of other assets	214	142
Non-cash stock-based compensation, including stock options and restricted stock	575	443
Warrant inducement	14	0
Inventory reserve	210	82
Amortization of debt discount	257	0
Noncash interest	39	0
Gain on disposal of property and equipment	(3)	(55)
Loss on foreign currency transactions	26	7
(Increase) decrease in operating assets:
Accounts receivable	820	1,006
Inventory	(60)	(147)
Prepaid expenses and other current assets	(16)	4
Long-term receivable		0
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	59	904
License and supply agreement fee payable	(1,318)	0
Deferred revenue	(711)	(680)
Net cash used in operating activities	(3,583)	(1,547)
Investing activities
Purchase of property and equipment	0	(8)
Purchase of intangible assets	0	(659)
Proceeds from sales of property and equipment	3	55
Net cash provided by (used in) investing activities	3	(612)
Financing activities
Proceeds from issuance of common stock, net of equity issuance costs of $229	2,771	0
Proceeds from issuance of Senior Secured Notes	2,800
Payment of financing costs	(399)	0
Proceeds from exercise of warrants	248	503
Payment of Senior Secured Note	(1,300)	0
Net cash provided by financing activities	4,120	503
Effect of exchange rates on cash and cash equivalents	(8)	34
Net increase (decrease) in cash and cash equivalents	532	(1,622)
Cash and cash equivalents, beginning of year	47	1,669
Cash and cash equivalents, end of year	579	47
Supplemental disclosure of cash flow information
Cash paid for taxes	2	18
Restricted stock issued to settle liability	77	0
Payable related to license and supply agreement	0	1,318
Receivable related to license agreement	0	791
Fair value of stock options granted to Medica	$ 0	$ 273